Business segment information - Information by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business segment information
Sales	$ 200,316	$ 209,363	$ 171,493
Excise taxes	(24,067)	(25,257)	(22,394)
Revenues from sales	176,249	184,106	149,099
Operating expenses	(144,261)	(154,097)	(125,241)
Depreciation, depletion and impairment of tangible assets and mineral interests	(15,731)	(13,992)	(16,103)
Operating income	16,257	16,017	7,755
Net income (loss) from equity affiliates and other items	3,405	4,170	5,107
Tax on net operating income	(6,226)	(6,843)	(3,338)
Net operating income	13,436	13,344	9,524
Net cost of net debt	(1,998)	(1,794)	(1,225)
Non-controlling interests	(171)	(104)	332
Net income, Group share	11,267	11,446	8,631
Total expenditures	19,237	22,185	16,896
Total divestments	2,060	7,239	5,264
Cash flow from operating activities	24,685	24,703	22,319
Property, plant and equipment, intangible assets, net	149,586	142,246	123,984
Investments & loans in equity affiliates	27,122	23,444	22,103
Other non-current assets	10,409	10,593	10,917
Working capital	(1,510)	(1,507)	1,365
Provisions and other non-current liabilities	(35,972)	(36,285)	(30,549)
Assets and liabilities classified as held for sale	794	1,279	1,641
Capital Employed	150,429	139,770	129,461
Intercompany
Business segment information
Sales	(67,328)	(69,040)	(51,710)
Revenues from sales	(67,328)	(69,040)	(51,710)
Operating expenses	67,328	69,040	51,710
Exploration & Production
Business segment information
Sales	7,261	9,889	6,527
Depreciation, depletion and impairment of tangible assets and mineral interests	(11,659)	(10,192)	(12,611)
Operating income	10,542	12,502	2,290
Net income (loss) from equity affiliates and other items	610	1,365	657
Tax on net operating income	(4,572)	(5,770)	(1,836)
Net operating income	6,580	8,097	1,111
Total expenditures	8,992	13,789	10,005
Total divestments	368	3,674	1,793
Cash flow from operating activities	16,917	18,537	10,719
Property, plant and equipment, intangible assets, net	98,894	100,997	87,225
Investments & loans in equity affiliates	7,631	6,754	6,954
Other non-current assets	4,484	4,780	5,480
Working capital	2,617	1,911	3,749
Provisions and other non-current liabilities	(25,208)	(25,042)	(22,372)
Assets and liabilities classified as held for sale	426		1,475
Capital Employed	88,844	89,400	82,511
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	38,590	40,226	28,483
Operating expenses	(16,389)	(17,532)	(13,582)
Exploration & Production | Intercompany
Business segment information
Sales	(31,329)	(30,337)	(21,956)
Integrated Gas, Renewables and Power
Business segment information
Sales	18,167	17,236	14,804
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,492)	(1,827)	(1,721)
Operating income	1,184	(72)	226
Net income (loss) from equity affiliates and other items	2,330	1,639	920
Tax on net operating income	(741)	(471)	(537)
Net operating income	2,773	1,096	609
Total expenditures	7,053	5,032	3,594
Total divestments	1,108	2,209	198
Cash flow from operating activities	3,461	596	3,157
Property, plant and equipment, intangible assets, net	29,597	24,023	19,287
Investments & loans in equity affiliates	15,271	12,349	10,701
Other non-current assets	2,993	3,114	3,204
Working capital	(1,192)	420	(403)
Provisions and other non-current liabilities	(5,488)	(6,288)	(2,687)
Assets and liabilities classified as held for sale	368	1,128
Capital Employed	41,549	34,746	30,102
Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	20,992	19,434	16,483
Operating expenses	(18,316)	(17,679)	(14,536)
Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(2,825)	(2,198)	(1,679)
Refining & Chemicals
Business segment information
Sales	87,598	92,025	75,505
Excise taxes	(3,015)	(3,359)	(3,008)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,527)	(1,222)	(1,074)
Operating income	3,342	2,513	4,170
Net income (loss) from equity affiliates and other items	322	782	2,979
Tax on net operating income	(470)	(445)	(944)
Net operating income	3,194	2,850	6,205
Total expenditures	1,698	1,781	1,734
Total divestments	322	919	2,820
Cash flow from operating activities	3,837	4,308	7,411
Property, plant and equipment, intangible assets, net	12,196	10,493	10,820
Investments & loans in equity affiliates	3,787	3,910	4,010
Other non-current assets	744	663	677
Working capital	796	32	876
Provisions and other non-current liabilities	(3,898)	(3,615)	(3,839)
Assets and liabilities classified as held for sale		151
Capital Employed	13,625	11,634	12,544
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	116,973	124,128	99,341
Operating expenses	(112,104)	(120,393)	(94,097)
Refining & Chemicals | Intercompany
Business segment information
Sales	(32,390)	(35,462)	(26,844)
Marketing & Services
Business segment information
Sales	87,280	90,206	74,634
Excise taxes	(21,052)	(21,898)	(19,386)
Depreciation, depletion and impairment of tangible assets and mineral interests	(980)	(709)	(657)
Operating income	2,052	1,841	1,819
Net income (loss) from equity affiliates and other items	101	307	497
Tax on net operating income	(598)	(532)	(561)
Net operating income	1,555	1,616	1,755
Total expenditures	1,374	1,458	1,457
Total divestments	249	428	413
Cash flow from operating activities	2,604	2,759	2,221
Property, plant and equipment, intangible assets, net	8,316	6,343	6,253
Investments & loans in equity affiliates	433	431	438
Other non-current assets	1,179	1,155	1,060
Working capital	178	194	792
Provisions and other non-current liabilities	(1,531)	(1,465)	(1,544)
Assets and liabilities classified as held for sale			166
Capital Employed	8,575	6,658	7,165
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	66,887	69,287	56,105
Operating expenses	(63,855)	(66,737)	(53,629)
Marketing & Services | Intercompany
Business segment information
Sales	(659)	(979)	(857)
Corporate
Business segment information
Sales	10	7	23
Depreciation, depletion and impairment of tangible assets and mineral interests	(73)	(42)	(40)
Operating income	(863)	(767)	(750)
Net income (loss) from equity affiliates and other items	42	77	54
Tax on net operating income	155	375	540
Net operating income	(666)	(315)	(156)
Total expenditures	120	125	106
Total divestments	13	9	40
Cash flow from operating activities	(2,134)	(1,497)	(1,189)
Property, plant and equipment, intangible assets, net	583	390	399
Other non-current assets	1,009	881	496
Working capital	(3,909)	(4,064)	(3,650)
Provisions and other non-current liabilities	153	125	(106)
Capital Employed	(2,164)	(2,668)	(2,861)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales	135	71	397
Operating expenses	(925)	(796)	(1,107)
Corporate | Intercompany
Business segment information
Sales	(125)	(64)	(374)
Adjustments
Business segment information
Sales	(64)	56	(20)
Revenues from sales	(64)	56	(20)
Operating expenses	(140)	(1,106)	(416)
Depreciation, depletion and impairment of tangible assets and mineral interests	(920)	(1,774)	(4,662)
Operating income	(1,124)	(2,824)	(5,098)
Net income (loss) from equity affiliates and other items	696	(496)	1,835
Tax on net operating income	(209)	973	829
Net operating income	(637)	(2,347)	(2,434)
Net cost of net debt	(15)	(67)	(29)
Non-controlling interests	91	301	516
Net income, Group share	(561)	(2,113)	(1,947)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(721)	(707)	(3,799)
Operating income	(866)	(906)	(3,918)
Net income (loss) from equity affiliates and other items	(112)	(128)	(201)
Tax on net operating income	49	584	689
Net operating income	(929)	(450)	(3,430)
Net income, Group share	(940)	(507)	(3,243)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(145)	(199)	(119)
Adjustments | Integrated Gas, Renewables and Power
Business segment information
Sales	(64)	56	(20)
Depreciation, depletion and impairment of tangible assets and mineral interests	(156)	(1,065)	(800)
Operating income	(460)	(1,246)	(1,209)
Net income (loss) from equity affiliates and other items	974	(247)	(243)
Tax on net operating income	(130)	170	132
Net operating income	384	(1,323)	(1,320)
Net income, Group share	481	(982)	(1,008)
Adjustments | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	(64)	56	(20)
Operating expenses	(240)	(237)	(389)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(41)	(2)	(53)
Operating income	356	(618)	114
Net income (loss) from equity affiliates and other items	(83)	(116)	2,177
Tax on net operating income	(82)	205	124
Net operating income	191	(529)	2,415
Net income, Group share	189	(530)	2,412
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	397	(616)	167
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests	(2)		(10)
Operating income	(42)	(45)	(21)
Net income (loss) from equity affiliates and other items	(83)	(5)	102
Tax on net operating income	27	14	(2)
Net operating income	(98)	(36)	79
Net income, Group share	(106)	(53)	70
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(40)	(45)	(11)
Adjustments | Corporate
Business segment information
Operating income	(112)	(9)	(64)
Tax on net operating income	(73)		(114)
Net operating income	(185)	(9)	(178)
Net income, Group share	(185)	(41)	(178)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(112)	(9)	(64)
Adjustments - Inventory valuation effect
Business segment information
Operating income	446	(595)	357
Net income, Group share	346	(420)	282
Capital Employed	(1,601)	(1,251)	(1,734)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	477	(589)	344
Net operating income	371	(413)	298
Net income, Group share	369	(414)	295
Capital Employed	(1,397)	(1,035)	(1,499)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	(31)	(6)	13
Net operating income	(14)	(5)	(3)
Net income, Group share	(23)	(6)	(13)
Capital Employed	(204)	(216)	(236)
Adjustments - Inventory valuation effect | Corporate
Business segment information
Capital Employed			1
Adjusted
Business segment information
Sales	200,380	209,307	171,513
Excise taxes	(24,067)	(25,257)	(22,394)
Revenues from sales	176,313	184,050	149,119
Operating expenses	(144,121)	(152,991)	(124,825)
Depreciation, depletion and impairment of tangible assets and mineral interests	(14,811)	(12,218)	(11,441)
Operating income	17,381	18,841	12,853
Net income (loss) from equity affiliates and other items	2,709	4,666	3,272
Tax on net operating income	(6,017)	(7,816)	(4,167)
Net operating income	14,073	15,691	11,958
Net cost of net debt	(1,983)	(1,727)	(1,196)
Non-controlling interests	(262)	(405)	(184)
Net income, Group share	11,828	13,559	10,578
Capital Employed	$ 148,828	$ 138,519	$ 127,727
ROACE as a percentage	10.00%	12.00%	9.00%
Adjusted | Intercompany
Business segment information
Sales	$ (67,328)	$ (69,040)	$ (51,710)
Revenues from sales	(67,328)	(69,040)	(51,710)
Operating expenses	67,328	69,040	51,710
Adjusted | Exploration & Production
Business segment information
Sales	7,261	9,889	6,527
Depreciation, depletion and impairment of tangible assets and mineral interests	(10,938)	(9,485)	(8,812)
Operating income	11,408	13,408	6,208
Net income (loss) from equity affiliates and other items	722	1,493	858
Tax on net operating income	(4,621)	(6,354)	(2,525)
Net operating income	7,509	8,547	4,541
Capital Employed	$ 88,844	$ 89,400	$ 82,511
ROACE as a percentage	8.00%	10.00%	5.00%
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales	$ 38,590	$ 40,226	$ 28,483
Operating expenses	(16,244)	(17,333)	(13,463)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales	(31,329)	(30,337)	(21,956)
Adjusted | Integrated Gas, Renewables and Power
Business segment information
Sales	18,231	17,180	14,824
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,336)	(762)	(921)
Operating income	1,644	1,174	1,435
Net income (loss) from equity affiliates and other items	1,356	1,886	1,163
Tax on net operating income	(611)	(641)	(669)
Net operating income	2,389	2,419	1,929
Capital Employed	$ 41,549	$ 34,746	$ 30,102
ROACE as a percentage	6.00%	7.00%	7.00%
Adjusted | Integrated Gas, Renewables and Power | Business segments and Corporate
Business segment information
Revenues from sales	$ 21,056	$ 19,378	$ 16,503
Operating expenses	(18,076)	(17,442)	(14,147)
Adjusted | Integrated Gas, Renewables and Power | Intercompany
Business segment information
Sales	(2,825)	(2,198)	(1,679)
Adjusted | Refining & Chemicals
Business segment information
Sales	87,598	92,025	75,505
Excise taxes	(3,015)	(3,359)	(3,008)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,486)	(1,220)	(1,021)
Operating income	2,986	3,131	4,056
Net income (loss) from equity affiliates and other items	405	898	802
Tax on net operating income	(388)	(650)	(1,068)
Net operating income	3,003	3,379	3,790
Capital Employed	$ 12,228	$ 10,599	$ 11,045
ROACE as a percentage	26.00%	31.00%	33.00%
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales	$ 116,973	$ 124,128	$ 99,341
Operating expenses	(112,501)	(119,777)	(94,264)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales	(32,390)	(35,462)	(26,844)
Adjusted | Marketing & Services
Business segment information
Sales	87,280	90,206	74,634
Excise taxes	(21,052)	(21,898)	(19,386)
Depreciation, depletion and impairment of tangible assets and mineral interests	(978)	(709)	(647)
Operating income	2,094	1,886	1,840
Net income (loss) from equity affiliates and other items	184	312	395
Tax on net operating income	(625)	(546)	(559)
Net operating income	1,653	1,652	1,676
Capital Employed	$ 8,371	$ 6,442	$ 6,929
ROACE as a percentage	22.00%	25.00%	26.00%
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales	$ 66,887	$ 69,287	$ 56,105
Operating expenses	(63,815)	(66,692)	(53,618)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales	(659)	(979)	(857)
Adjusted | Corporate
Business segment information
Sales	10	7	23
Depreciation, depletion and impairment of tangible assets and mineral interests	(73)	(42)	(40)
Operating income	(751)	(758)	(686)
Net income (loss) from equity affiliates and other items	42	77	54
Tax on net operating income	228	375	654
Net operating income	(481)	(306)	22
Capital Employed	(2,164)	(2,668)	(2,860)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales	135	71	397
Operating expenses	(813)	(787)	(1,043)
Adjusted | Corporate | Intercompany
Business segment information
Sales	$ (125)	$ (64)	$ (374)